UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22202
Morgan Stanley Frontier Emerging Markets Fund, Inc.
(Exact name of registrant as specified in charter)
522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)
Stefanie V. Chang Yu, Esq. Managing Director Morgan Stanley Investment Management Inc. 522 Fifth Avenue New York, New York 10036
(Name and address of agent for service)

Registrant's telephone number, including area code:		800-548-7786

Date of fiscal year end:	10/31

Date of reporting period:	7/1/12 – 6/30/13

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-22202
Reporting Period: 07/01/2012 - 06/30/2013
Morgan Stanley Frontier Emerging Markets Fund, Inc.

============= Morgan Stanley Frontier Emerging Markets Fund, Inc. ==============

KRKA DD

Ticker:       KRKG           Security ID:  X4571Y100
Meeting Date: JUL 05, 2012   Meeting Type: Annual
Record Date:  JUN 29, 2012

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Open Meeting; Elect Meeting Officials   For       For          Management
2.1   Approve Annual Report and Supervisory   For       For          Management
      Board Report
2.2   Approve Allocation of Income            For       For          Management
2.3   Approve Discharge of Management and     For       For          Management
      Supervisory Board Members
3     Ratify Ernst & Young Revizija as        For       For          Management
      Auditor

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Morgan Stanley Frontier Emerging Markets Fund, Inc.

By (Signature and Title)*	/s/ Arthur Lev
Arthur Lev President and Principal Executive Officer

Date	August 28, 2013
* Print the name and title of each signing officer under his or her signature.